Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
February 29, 2024
FEGK6-NPRT1-0424
1.9883993.106
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	13,700	1,328,626
Interactive Media & Services - 1.3%
Pinterest, Inc. Class A (a)	77,500	2,844,250
Media - 1.7%
The Trade Desk, Inc. (a)	44,700	3,818,721
TOTAL COMMUNICATION SERVICES		7,991,597
CONSUMER DISCRETIONARY - 11.5%
Broadline Retail - 0.2%
Coupang, Inc. Class A (a)	28,300	524,116
Distributors - 0.3%
Pool Corp.	1,685	670,832
Diversified Consumer Services - 0.7%
Duolingo, Inc. (a)	6,100	1,457,900
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	400	1,075,508
Domino's Pizza, Inc.	3,700	1,658,895
Doordash, Inc. (a)	3,600	448,452
Expedia, Inc. (a)	6,700	916,694
Wyndham Hotels & Resorts, Inc.	5,000	382,750
		4,482,299
Household Durables - 2.4%
Lennar Corp. Class A	5,500	871,805
NVR, Inc. (a)	130	991,324
PulteGroup, Inc.	18,200	1,972,516
TopBuild Corp. (a)	3,700	1,488,806
		5,324,451
Specialty Retail - 4.3%
AutoZone, Inc. (a)	800	2,404,816
Dick's Sporting Goods, Inc.	7,600	1,351,964
Murphy U.S.A., Inc.	6,400	2,668,864
O'Reilly Automotive, Inc. (a)	1,600	1,739,872
Ross Stores, Inc.	9,000	1,340,640
		9,506,156
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	22,200	2,713,950
Deckers Outdoor Corp. (a)	504	451,377
		3,165,327
TOTAL CONSUMER DISCRETIONARY		25,131,081
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Celsius Holdings, Inc. (a)(b)	11,200	914,144
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	8,000	584,320
Casey's General Stores, Inc.	4,600	1,400,654
		1,984,974
Food Products - 0.4%
Lamb Weston Holdings, Inc.	8,000	817,680
TOTAL CONSUMER STAPLES		3,716,798
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	34,000	737,460
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	32,700	840,390
APA Corp.	16,000	476,640
Cenovus Energy, Inc.	66,800	1,164,324
Cheniere Energy, Inc.	17,600	2,731,520
Hess Corp.	13,100	1,909,325
Valero Energy Corp.	3,000	424,380
		7,546,579
TOTAL ENERGY		8,284,039
FINANCIALS - 10.9%
Capital Markets - 6.7%
Ameriprise Financial, Inc.	10,000	4,073,600
Ares Management Corp.	19,800	2,626,074
Cboe Global Markets, Inc.	6,200	1,190,400
KKR & Co. LP	15,500	1,523,030
LPL Financial	4,200	1,125,138
MSCI, Inc.	5,800	3,253,626
Tradeweb Markets, Inc. Class A	9,400	994,708
		14,786,576
Financial Services - 2.8%
Apollo Global Management, Inc.	54,000	6,037,201
Insurance - 1.4%
Arthur J. Gallagher & Co.	7,100	1,731,903
Globe Life, Inc.	4,100	520,413
Kinsale Capital Group, Inc.	1,500	774,270
		3,026,586
TOTAL FINANCIALS		23,850,363
HEALTH CARE - 16.4%
Biotechnology - 0.4%
Moderna, Inc. (a)	8,900	820,936
Health Care Equipment & Supplies - 7.0%
DexCom, Inc. (a)	35,500	4,084,985
IDEXX Laboratories, Inc. (a)	1,500	862,845
Insulet Corp. (a)	16,700	2,738,800
Penumbra, Inc. (a)	1,100	258,412
ResMed, Inc.	27,200	4,725,184
Shockwave Medical, Inc. (a)	10,000	2,608,700
		15,278,926
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	47,800	5,352,644
Centene Corp. (a)	18,300	1,435,269
Molina Healthcare, Inc. (a)	12,900	5,081,439
		11,869,352
Health Care Technology - 0.8%
Doximity, Inc. (a)	12,900	364,167
Veeva Systems, Inc. Class A (a)	6,300	1,420,713
		1,784,880
Life Sciences Tools & Services - 2.8%
Mettler-Toledo International, Inc. (a)	2,700	3,367,494
West Pharmaceutical Services, Inc.	8,000	2,866,880
		6,234,374
TOTAL HEALTH CARE		35,988,468
INDUSTRIALS - 27.0%
Aerospace & Defense - 3.1%
Howmet Aerospace, Inc.	27,300	1,816,815
TransDigm Group, Inc.	4,200	4,946,508
		6,763,323
Building Products - 3.2%
Builders FirstSource, Inc. (a)	6,190	1,208,164
Carrier Global Corp.	42,600	2,367,708
Trane Technologies PLC	12,200	3,440,034
		7,015,906
Commercial Services & Supplies - 5.0%
Cintas Corp.	7,800	4,903,158
Copart, Inc.	99,700	5,299,055
GFL Environmental, Inc. (b)	17,600	635,008
		10,837,221
Construction & Engineering - 3.0%
Comfort Systems U.S.A., Inc.	300	91,719
EMCOR Group, Inc.	8,400	2,633,568
Quanta Services, Inc.	16,200	3,912,462
		6,637,749
Electrical Equipment - 4.0%
AMETEK, Inc.	9,000	1,621,620
Atkore, Inc.	11,700	1,981,980
Nextracker, Inc. Class A	22,200	1,248,528
nVent Electric PLC	21,800	1,467,576
Vertiv Holdings Co.	35,100	2,373,462
		8,693,166
Ground Transportation - 2.8%
Old Dominion Freight Lines, Inc.	11,200	4,955,776
Saia, Inc. (a)	2,200	1,265,880
		6,221,656
Machinery - 2.1%
IDEX Corp.	1,600	377,440
PACCAR, Inc.	15,300	1,696,617
Parker Hannifin Corp.	4,700	2,516,615
		4,590,672
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp. Class A	4,600	679,466
Verisk Analytics, Inc.	9,600	2,322,240
		3,001,706
Trading Companies & Distributors - 2.4%
W.W. Grainger, Inc.	5,500	5,354,030
TOTAL INDUSTRIALS		59,115,429
INFORMATION TECHNOLOGY - 21.2%
Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corp. Class A	32,600	3,561,224
CDW Corp.	14,300	3,520,803
Vontier Corp.	44,900	1,930,700
		9,012,727
IT Services - 4.5%
EPAM Systems, Inc. (a)	4,600	1,400,240
Gartner, Inc. (a)	10,900	5,074,604
MongoDB, Inc. Class A (a)	7,300	3,267,334
		9,742,178
Semiconductors & Semiconductor Equipment - 5.5%
Broadcom, Inc.	500	650,245
Enphase Energy, Inc. (a)	7,000	889,070
KLA Corp.	800	545,840
Lam Research Corp.	600	562,950
Lattice Semiconductor Corp. (a)	18,600	1,424,946
Monolithic Power Systems, Inc.	4,700	3,384,188
NXP Semiconductors NV	2,875	717,974
ON Semiconductor Corp. (a)	50,000	3,946,000
		12,121,213
Software - 7.0%
Atlassian Corp. PLC (a)	2,400	497,808
Cadence Design Systems, Inc. (a)	3,900	1,187,082
Crowdstrike Holdings, Inc. (a)	13,200	4,278,780
Dynatrace, Inc. (a)	41,500	2,056,325
Fair Isaac Corp. (a)	1,500	1,904,865
Fortinet, Inc. (a)	18,400	1,271,624
HubSpot, Inc. (a)	3,400	2,103,954
Intuit, Inc.	600	397,734
Roper Technologies, Inc.	816	444,500
Synopsys, Inc. (a)	1,900	1,090,087
		15,232,759
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc. Class A (a)	5,400	284,310
TOTAL INFORMATION TECHNOLOGY		46,393,187
MATERIALS - 1.9%
Construction Materials - 0.7%
CRH PLC	18,000	1,517,580
Metals & Mining - 1.2%
Steel Dynamics, Inc.	19,500	2,609,490
TOTAL MATERIALS		4,127,070
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	14,000	1,100,960
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp.	37,400	2,039,796
TOTAL COMMON STOCKS (Cost $147,834,241)		217,738,788

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	4,047,774	4,048,583
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	956,979	957,075
TOTAL MONEY MARKET FUNDS (Cost $5,005,658)		5,005,658

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $152,839,899)	222,744,446
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(3,732,346)
NET ASSETS - 100.0%	219,012,100

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,536,183	35,273,601	34,761,201	62,340	-	-	4,048,583	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	56,250	7,463,120	6,562,295	225	-	-	957,075	0.0%
Total	3,592,433	42,736,721	41,323,496	62,565	-	-	5,005,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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